IFRS 16 'Leases' (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Schedule of Lease Liabilities

Lease liabilities:

	Balance at	Additions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	end of
	of year	year	year	year	year	year
	U.S. dollars in thousands
Composition in 2019
Property	$3,104	-	118	242	(678)	$2,786
Motor vehicles	306	28	6	20	(206)	154
	$3,410	28	124	262	(884)	$2,940

Schedule of Right of Use Asset and Lease Liabilities

	As of January 1, 2019	As of December 31, 2019
Right-of-use asset
Properties	$3,368	$2,898
Vehicles	353	190
	3,721	3,088

Lease liabilities:
Current	764	774
Non-current	2,646	2,166
	$3,410	$2,940

Year ended December 31, 2019

Depreciation expense:
Properties	$470
Vehicles	193
663
Financial expenses	124
Cash paid for amounts included in the measurement of lease liabilities	884
Right of use assets obtained in exchange for new lease liabilities	$28

Schedule of Maturity Analysis Lease Liabilities

The following table sets forth a maturity analysis of the Company’s lease liabilities as of December 31, 2019:

(U.S. dollars in thousands)	December 31, 2019
2020	$880
2021	$474
2022	$356
After 2022	$1,641
Total undiscounted cash flows	$3,351